Commitments and Contingencies Disclosure [Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of March 31, 2018:

	RMB	US$
Nine months ended December 31, 2018	123,370	19,668
2019	145,359	23,174
2020	122,147	19,473
2021	82,296	13,120
2022	63,248	10,083
2023 and thereafter	87,685	13,979

	624,105	99,497

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. For the three months ended March 31, 2017 and 2018, total rental expenses for all operating leases amounted to approximately RMB30,885 and RMB37,819 (US$6,029), respectively.

Capital expenditure commitments

The Group has commitments for the construction of leasehold improvements associated with its schools of RMB4,511 (US$710) at March 31, 2018, which are expected to be paid within one year.

Contingencies

As of March 31, 2018, the Group is in the process of applying for private school operating permits or private non-enterprise entity registration certificates for several schools. In addition, some of the schools have not obtained fire safety approvals. An estimate for the reasonably possible loss or a range of reasonably possible losses associated with these contingencies cannot be made at this time.

From time to time, the Group is also subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.

17.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases offices and classroom facilities under operating leases. Future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2017:

	RMB	US$
2018	156,549	24,061
2019	138,674	21,314
2020	115,381	17,734
2021	77,646	11,934
2022 and thereafter	147,673	22,697

	635,923	97,740

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. For the years ended December 31, 2015, 2016 and 2017, total rental expenses for all operating leases amounted to approximately RMB110,958, RMB121,530 and RMB136,662(US$19,683), respectively.

Capital expenditure commitments

The Group has commitments for the construction of leasehold improvements associated with its schools of RMB3,085 (US$474) at December 31, 2017, which are expected to be paid within one year.

Contingencies

As of December 31, 2017, the Group is in the process of applying for private school operating permits or private non-enterprise entity registration certificates for several schools. In addition, some of the schools have not obtained fire safety approvals. An estimate for the reasonably possible loss or a range of reasonably possible losses associated with these contingencies cannot be made at this time.

From time to time, the Group is also subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.